UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: APRIL 30, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                                JANUARY 31, 2010

SCHEDULE OF INVESTMENTS
COMMON STOCK - 98.5%

                                                       SHARES          VALUE
                                                     ----------   --------------
AEROSPACE/DEFENSE EQUIPMENT - 3.1%
   Honeywell International                              850,000   $   32,844,000
                                                                  --------------
AGRICULTURE - 3.6%
   Archer-Daniels-Midland                             1,250,000       37,462,500
                                                                  --------------
BATTERY TECHNOLOGY - 2.5%
   Cooper Industries, Cl A                              600,000       25,740,000
                                                                  --------------
BROADCASTING, NEWSPAPERS & ADVERTISING - 0.9%
   Interpublic Group *                                1,495,000        9,657,700
                                                                  --------------
BUSINESS SERVICES - 5.3%
   DST Systems *                                        400,000       18,132,000
   Western Union                                      2,000,000       37,080,000
                                                                  --------------
                                                                      55,212,000
                                                                  --------------
COMMUNICATION & MEDIA - 2.1%
   DIRECTV, Cl A *                                      735,000       22,307,250
                                                                  --------------
COMPUTER SOFTWARE - 6.5%
   Microsoft                                          1,200,000       33,816,000
   Symantec *                                         2,000,000       33,900,000
                                                                  --------------
                                                                      67,716,000
                                                                  --------------
CONSTRUCTION & ENGINEERING - 2.2%
   KBR                                                1,200,000       22,476,000
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                                JANUARY 31, 2010

COMMON STOCK - CONTINUED

                                                       SHARES          VALUE
                                                     ----------   --------------
CONSUMER STAPLES - 3.4%
   CVS Caremark                                       1,100,000   $   35,607,000
                                                                  --------------
ELECTRONICS MANUFACTURER - 2.1%
   Flextronics International Ltd. *                   3,500,000       22,190,000
                                                                  --------------
ENERGY EQUIPMENT & SERVICES - 5.2%
   Halliburton                                          800,000       23,368,000
   Weatherford International *                        2,000,000       31,360,000
                                                                  --------------
                                                                      54,728,000
                                                                  --------------
ENTERTAINMENT - 3.5%
   News, Cl A                                         1,030,000       12,988,300
   Time Warner                                          850,000       23,332,500
                                                                  --------------
                                                                      36,320,800
                                                                  --------------
FOOD, BEVERAGE & TOBACCO - 9.5%
   Altria Group                                       1,500,000       29,790,000
   Philip Morris International                          600,000       27,306,000
   Ralcorp Holdings *                                   340,000       21,012,000
   Unilever                                             700,000       21,406,000
                                                                  --------------
                                                                      99,514,000
                                                                  --------------
INSURANCE - 4.3%
   ACE Ltd.                                             500,000       24,635,000
   Willis Group Holdings                                800,000       20,984,000
                                                                  --------------
                                                                      45,619,000
                                                                  --------------
INVESTMENT MANAGEMENT COMPANIES - 5.8%
   AllianceBernstein Holding                            500,000       12,870,000
   Ameriprise Financial                                 650,000       24,856,000
   Bank of New York Mellon                              800,000       23,272,000
                                                                  --------------
                                                                      60,998,000
                                                                  --------------
MEDICAL PRODUCTS & SERVICES - 6.6%
   Aetna                                                700,000       20,979,000
   Baxter International                                 425,000       24,475,750

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                                JANUARY 31, 2010

COMMON STOCK - CONTINUED

                                                       SHARES          VALUE
                                                     ----------   --------------
MEDICAL PRODUCTS & SERVICES - CONTINUED
   Hospira *                                            475,000   $   24,054,000
                                                                  --------------
                                                                      69,508,750
                                                                  --------------
OIL, GAS & CONSUMABLE FUELS - 13.0%
   Anadarko Petroleum                                   400,000       25,512,000
   BP ADR                                               600,000       33,672,000
   Chevron                                              300,000       21,636,000
   Devon Energy                                         400,000       26,764,000
   Hess                                                 500,000       28,895,000
                                                                  --------------
                                                                     136,479,000
                                                                  --------------
PHARMACEUTICALS - 5.1%
   Abbott Laboratories                                  600,000       31,764,000
   Teva Pharmaceutical Industries                       390,000       22,120,800
                                                                  --------------
                                                                      53,884,800
                                                                  --------------
RAILROADS - 5.4%
   Norfolk Southern                                     700,000       32,942,000
   Union Pacific                                        400,000       24,200,000
                                                                  --------------
                                                                      57,142,000
                                                                  --------------
RETAIL - 2.4%
   Target                                               500,000       25,635,000
                                                                  --------------
SEMI-CONDUCTORS & INSTRUMENTS - 6.0%
   Applied Materials                                  1,900,000       23,142,000
   Ingram Micro, Cl A *                                 925,000       15,632,500
   Intel                                              1,250,000       24,250,000
                                                                  --------------
                                                                      63,024,500
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $862,176,417)                                          1,034,066,300
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                                JANUARY 31, 2010

SHORT-TERM INVESTMENT - 2.5%

                                                       SHARES          VALUE
                                                     ----------   --------------
   HighMark Diversified Money Market Fund
      Fiduciary Shares, 0.215% (A)
      (Cost $26,762,582)                             26,762,582   $   26,762,582
                                                                  --------------
   TOTAL INVESTMENTS - 101.0%
      (Cost $888,938,999) +                                       $1,060,828,882
                                                                  ==============

Contracts For Difference held by the Fund at January 31, 2010, were as follows:

                                              NUMBER OF
                                              CONTRACTS                    UNREALIZED
TYPE OF                                          LONG       NOTIONAL      APPRECIATION
CONTRACT                      COUNTERPARTY     (SHORT)       AMOUNT      (DEPRECIATION)
--------                      -------------   ---------   ------------   --------------
Altria                        Goldman Sachs   1,500,000   $ 26,901,060    $ 2,888,940
BP ADR                        Goldman Sachs     400,000     21,211,245      1,236,755
Chevron                       Goldman Sachs     250,000     18,141,256       (111,256)
Devon Energy                  Goldman Sachs     300,000     20,221,512       (148,512)
Hess                          Goldman Sachs     300,000     16,935,450        401,550
Philip Morris International   Goldman Sachs     200,000      9,853,920       (751,920)
SABMiller                     Goldman Sachs    (315,000)    (7,555,726)    (1,080,703)
XTO Energy                    Goldman Sachs   1,100,000     50,876,124     (1,849,124)
                                                                          -----------
                                                                          $   585,730
                                                                          ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,050,158,125.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS
LTD. - LIMITED

AS OF JANUARY 31, 2010, ALL OF THE INVESTMENTS FOR THE FUND ARE LEVEL 1, EXCEPT FOR THE CONTRACTS FOR DIFFERENCE WHICH ARE LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $888,938,999, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $189,279,162 AND $(17,389,279), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CMB-QH-007-5000

THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                                                JANUARY 31, 2010

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.7%

                                                         SHARES         VALUE
                                                       ----------   ------------
BERMUDA - 2.0%
   GP Investments BDR *                                   100,000   $    502,298
                                                                    ------------
BRAZIL - 4.2%
   Petroleo Brasileiro, Sponsored, Cl A ADR                17,400        627,792
   Redecard                                                30,000        422,411
                                                                    ------------
                                                                       1,050,203
                                                                    ------------
BRITISH VIRGIN ISLANDS - 2.7%
   Playtech                                                82,000        676,698
                                                                    ------------
CANADA - 7.5%
   Agrium                                                  12,100        681,835
   Canadian National Railway                                9,400        469,342
   Canadian Natural Resources                              11,100        708,291
                                                                    ------------
                                                                       1,859,468
                                                                    ------------
DENMARK - 2.4%
   Vestas Wind Systems *                                   11,100        592,406
                                                                    ------------
FRANCE - 11.0%
   Atos Origin                                             10,600        497,181
   AXA ADR                                                 22,500        463,275
   JC Decaux                                               21,300        550,671
   Total                                                   12,000        701,369
   Vallourec                                                2,900        503,857
                                                                    ------------
                                                                       2,716,353
                                                                    ------------
GERMANY - 10.8%
   Adidas                                                  13,900        713,113

THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                                                JANUARY 31, 2010

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
GERMANY - CONTINUED
   Allianz                                                  4,300   $    480,653
   Bayer                                                    6,500        446,991
   GEA Group                                               28,000        575,996
   RWE                                                      5,200        464,310
                                                                    ------------
                                                                       2,681,063
                                                                    ------------
HONG KONG - 2.1%
   Noble Group                                            255,200        523,580
                                                                    ------------
ISRAEL - 1.8%
   Teva Pharmaceutical Industries ADR                       8,000        453,760
                                                                    ------------
ITALY - 2.2%
   Piaggio                                                200,000        549,587
                                                                    ------------
JAPAN - 18.2%
   Asahi Kasei                                            100,000        496,388
   Kao ADR                                                 22,000        528,220
   Mitsui                                                  34,000        499,564
   Nomura Holdings ADR                                     78,900        590,172
   Seven & I Holdings                                      26,000        567,007
   Sony ADR                                                23,000        764,290
   Sony Financial Holdings GDR                                200        546,026
   TOTO                                                    85,000        516,629
                                                                    ------------
                                                                       4,508,296
                                                                    ------------
NETHERLANDS - 4.2%
   Heineken                                                11,100        550,410
   Unilever                                                16,300        498,454
                                                                    ------------
                                                                       1,048,864
                                                                    ------------
NORWAY - 1.9%
   Yara International                                      11,200        474,906
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                                                JANUARY 31, 2010

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
RUSSIA - 2.2%
   Gazprom ADR                                             22,000   $    541,420
                                                                    ------------
SINGAPORE - 4.0%
   Singapore Telecommunications ADR                        21,000        443,100
   United Overseas Bank                                    42,400        548,519
                                                                    ------------
                                                                         991,619
                                                                    ------------
SWITZERLAND - 6.5%
   Julius Baer Group                                       16,000        535,205
   Philip Morris International                             10,200        464,202
   Syngenta                                                 2,300        597,856
                                                                    ------------
                                                                       1,597,263
                                                                    ------------
UNITED KINGDOM - 14.0%
   BP ADR                                                  15,000        841,800
   British Sky Broadcasting Group ADR                      14,500        495,030
   Diageo ADR                                               8,000        537,520
   ICAP                                                    70,000        416,370
   Imperial Tobacco Group                                  25,220        818,763
   Wellstream Holdings                                     45,600        363,888
                                                                    ------------
                                                                       3,473,371
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $21,097,902)                                              24,241,155
                                                                    ------------
SHORT-TERM INVESTMENT - 2.6%
   Union Bank, N.A. Money Market
      Fund, 0.020% (A)
   (Cost $653,602)                                        653,602        653,602
                                                                    ------------
TOTAL INVESTMENTS - 100.3%
   (Cost $21,751,504) +                                             $ 24,894,757
                                                                    ============

Contracts For Difference held by the Fund at January 31, 2010, were as follows:

                           NUMBER OF
                           CONTRACTS
TYPE OF                       LONG     NOTIONAL    UNREALIZED
CONTRACT    COUNTERPARTY    (SHORT)     AMOUNT    DEPRECIATION
--------   -------------   ---------   --------   ------------
HTC        Goldman Sachs     50,000    $573,325     $(80,306)
                                                    ========

THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                                                JANUARY 31, 2010

PERCENTAGES ARE BASED ON NET ASSETS OF $24,811,990.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

ADR  - AMERICAN DEPOSITARY RECEIPT

BDR  - BRAZILIAN DEPOSITARY RECEIPT

CL   - CLASS

GDR  - GLOBAL DEPOSITARY RECEIPT

AS OF JANUARY 31, 2010, ALL OF THE INVESTMENTS FOR THE FUND ARE LEVEL 1, EXCEPT FOR CONTRACTS FOR DIFFERENCES WHICH ARE LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $21,751,504, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,690,567 AND $(547,314), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CMB-QH-008-0500

THE ADVISORS' INNER CIRCLE FUND                           CAMBIAR SMALL CAP FUND
                                                                JANUARY 31, 2010

SCHEDULE OF INVESTMENTS
COMMON STOCK - 93.5%

                                                         SHARES         VALUE
                                                       ----------   ------------
AEROSPACE/DEFENSE EQUIPMENT - 3.8%
   Alliant Techsystems *                                   16,500   $  1,303,005
   Triumph Group                                           28,000      1,426,040
                                                                    ------------
                                                                       2,729,045
                                                                    ------------
AGRICULTURE - 1.8%
   Fresh Del Monte Produce *                               64,000      1,301,120
                                                                    ------------
BROADCASTING, NEWSPAPERS & ADVERTISING - 2.0%
   Harmonic *                                             233,000      1,414,310
                                                                    ------------
BUSINESS SERVICES - 3.8%
   Broadridge Financial Solutions                          66,000      1,433,520
   Portfolio Recovery Associates *                         28,000      1,276,240
                                                                    ------------
                                                                       2,709,760
                                                                    ------------
COMPUTER HARDWARE - 3.8%
   Diebold                                                 49,000      1,301,930
   NCR *                                                  121,000      1,448,370
                                                                    ------------
                                                                       2,750,300
                                                                    ------------
COMPUTER SOFTWARE - 2.0%
   Synopsys *                                              68,000      1,446,360
                                                                    ------------
CONSTRUCTION & ENGINEERING - 1.9%
   Chicago Bridge & Iron GDR                               66,000      1,339,140
                                                                    ------------
CONTAINERS & PACKAGING - 1.8%
   Silgan Holdings                                         25,000      1,296,250
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                           CAMBIAR SMALL CAP FUND
                                                                JANUARY 31, 2010

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
ELECTRONIC EQUIPMENT &
INSTRUMENTATION - 2.1%
   Electro Scientific Industries *                        132,000   $  1,479,720
                                                                    ------------
ENERGY EQUIPMENT & SERVICES - 5.3%
   Hornbeck Offshore Services *                            57,000      1,226,070
   Oil States International *                              36,000      1,326,240
   Superior Energy Services *                              56,000      1,286,320
                                                                    ------------
                                                                       3,838,630
                                                                    ------------
FOOD, BEVERAGE & TOBACCO - 3.7%
   Hain Celestial Group *                                  78,000      1,247,220
   Universal                                               31,000      1,407,090
                                                                    ------------
                                                                       2,654,310
                                                                    ------------
HEATING & REFRIGERATION EQUIPMENT - 1.9%
   Lennox International                                    36,000      1,375,920
                                                                    ------------
INSURANCE - 9.4%
   American Equity Investment Life Holding                180,000      1,321,200
   Aspen Insurance Holdings Ltd.                           53,000      1,411,390
   Hanover Insurance Group                                 30,000      1,272,600
   Max Re Capital Ltd.                                     60,000      1,351,200
   Reinsurance Group of America, Cl A                      29,000      1,412,880
                                                                    ------------
                                                                       6,769,270
                                                                    ------------
INVESTMENT BANKING & BROKERAGE - 1.4%
   Broadpoint Gleacher Securities *                       251,000      1,016,550
                                                                    ------------
MACHINERY - 9.5%
   Crane                                                   52,000      1,587,040
   Franklin Electric                                       49,000      1,275,470
   Kennametal                                              56,000      1,370,880
   Robbins & Myers                                         60,000      1,333,200
   Timken                                                  56,000      1,254,960
                                                                    ------------
                                                                       6,821,550
                                                                    ------------
MEDICAL PRODUCTS & SERVICES - 14.4%
   Amedisys *                                              28,000      1,538,600

THE ADVISORS' INNER CIRCLE FUND                           CAMBIAR SMALL CAP FUND
                                                                JANUARY 31, 2010

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
MEDICAL PRODUCTS & SERVICES - CONTINUED
   AMERIGROUP *                                            53,000   $  1,348,850
   Health Net *                                            53,000      1,285,780
   inVentiv Health *                                       73,000      1,122,010
   Inverness Medical Innovations *                         34,000      1,372,580
   Psychiatric Solutions *                                 57,000      1,256,850
   ResMed *                                                24,000      1,227,360
   Universal Health Services, Cl B                         42,000      1,224,720
                                                                    ------------
                                                                      10,376,750
                                                                    ------------
OFFICE EQUIPMENT & SUPPLIES - 2.2%
   Steelcase, Cl A                                        220,000      1,557,600
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS - 6.3%
   Forest Oil *                                            61,000      1,471,320
   Mariner Energy *                                       107,330      1,550,919
   Rosetta Resources *                                     74,000      1,521,440
                                                                    ------------
                                                                       4,543,679
                                                                    ------------
PHARMACEUTICALS - 1.9%
   King Pharmaceuticals *                                 115,000      1,381,150
                                                                    ------------
RESTAURANTS - 1.8%
   Jack in the Box *                                       68,000      1,326,680
                                                                    ------------
RETAIL - 3.6%
   Deckers Outdoor *                                       14,000      1,374,380
   Stage Stores                                            96,000      1,240,320
                                                                    ------------
                                                                       2,614,700
                                                                    ------------
SEMI-CONDUCTORS & INSTRUMENTS - 5.6%
   Atmel *                                                307,000      1,424,480
   ATMI *                                                  80,000      1,342,400

THE ADVISORS' INNER CIRCLE FUND                           CAMBIAR SMALL CAP FUND
                                                                JANUARY 31, 2010

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
SEMI-CONDUCTORS & INSTRUMENTS - CONTINUED
   Intersil, Cl A                                          91,000   $  1,225,770
                                                                    ------------
                                                                       3,992,650
                                                                    ------------
SHIPPING - 3.5%
   Diana Shipping *                                        92,000      1,219,920
   Kirby *                                                 41,000      1,330,040
                                                                    ------------
                                                                       2,549,960
                                                                    ------------
TOTAL COMMON STOCK
   (Cost $63,318,153)                                                 67,285,404
                                                                    ------------
SHORT-TERM INVESTMENTS (A) - 5.2%
   HighMark Diversified Money Market Fund
      Fiduciary Shares, 0.215%                          2,868,360      2,868,360
   HighMark U.S. Government Money Market Fund
      Fiduciary Shares, 0.050%                            892,504        892,504
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $3,760,864)                                                   3,760,864
                                                                    ------------
TOTAL INVESTMENTS - 98.7%
   (Cost $67,079,017) +                                             $ 71,046,268
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $71,979,696.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

CL   - CLASS
GDR  - GLOBAL DEPOSITARY RECEIPT
LTD. - LIMITED


AS OF JANUARY 31, 2010, ALL OF THE INVESTMENTS FOR THE FUND ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $67,079,017, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,911,481 AND $(2,944,230), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CMB-QH-009-0500

THE ADVISORS' INNER CIRCLE FUND                    CAMBIAR AGGRESSIVE VALUE FUND
                                                                JANUARY 31, 2010

SCHEDULE OF INVESTMENTS
COMMON STOCK - 81.3%

                                                         SHARES         VALUE
                                                       ----------   ------------
APPAREL/TEXTILES - 4.0%
   Adidas                                                  20,000   $  1,026,062
                                                                    ------------
BUSINESS SERVICES - 4.4%
   Western Union                                           60,000      1,112,400
                                                                    ------------
COMPUTER HARDWARE - 4.7%
   NCR *                                                  100,000      1,197,000
                                                                    ------------
COMPUTER SOFTWARE - 9.9%
   Playtech                                               100,000        825,241
   Symantec *                                             100,000      1,695,000
                                                                    ------------
                                                                       2,520,241
                                                                    ------------
CONSTRUCTION & ENGINEERING - 3.3%
   KBR                                                     45,000        842,850
                                                                    ------------
ELECTRONICS MANUFACTURER - 3.7%
   Flextronics International Ltd. *                       150,000        951,000
                                                                    ------------
ENERGY EQUIPMENT & SERVICES - 8.4%
   Halliburton                                             20,000        584,200
   Weatherford International *                            100,000      1,568,000
                                                                    ------------
                                                                       2,152,200
                                                                    ------------
INVESTMENT MANAGEMENT COMPANIES - 5.5%
   AllianceBernstein Holding, LP                           22,000        566,280
   Julius Baer Group                                       25,000        836,258
                                                                    ------------
                                                                       1,402,538
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                    CAMBIAR AGGRESSIVE VALUE FUND
                                                                JANUARY 31, 2010

COMMON STOCK - CONTINUED

                                                         SHARES/
                                                        CONTRACTS       VALUE
                                                       ----------   ------------
MOTORCYCLE MANUFACTURERS - 3.2%
   Piaggio                                                300,000   $    824,380
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS - 19.3%
   Anadarko Petroleum                                      12,000        765,360
   Forest Oil *                                            50,000      1,206,000
   Hess                                                    17,000        982,430
   Mariner Energy *                                       100,000      1,445,000
   Rosetta Resources *                                     25,000        514,000
                                                                    ------------
                                                                       4,912,790
                                                                    ------------
RAILROADS - 4.6%
   Norfolk Southern                                        25,000      1,176,500
                                                                    ------------
RETAIL - 3.9%
   Seven & I Holdings                                      45,000        981,358
                                                                    ------------
SEMI-CONDUCTORS & INSTRUMENTS - 6.4%
   ATMI *                                                  40,000        671,200
   Intel                                                   50,000        970,000
                                                                    ------------
                                                                       1,641,200
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $17,653,972)                                              20,740,519
                                                                    ------------
PURCHASED OPTIONS - 11.9%
APPAREL/TEXTILES - 1.4%
   Adidas, European Call, Expires 12/17/10,
      Strike Price: $24.00*                                   200        368,893
                                                                    ------------
COMPUTER SOFTWARE - 0.6%
   Microsoft, Call, Expires 02/20/10,
      Strike Price: $27.00*
                                                            1,000        141,000
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                    CAMBIAR AGGRESSIVE VALUE FUND
                                                                JANUARY 31, 2010

PURCHASED OPTIONS - CONTINUED

                                                         SHARES/
                                                        CONTRACTS       VALUE
                                                       ----------   ------------
ENERGY EQUIPMENT & SERVICES - 2.7%
   Devon Energy, Call, Expires 04/17/10,
      Strike Price: $50.00*                                   400   $    688,000
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS - 7.2%
   Total, European Call, Expires 06/18/10,
      Strike Price: $28.00*                                   400        788,380
   BP, Call, Expires 01/21/12, Strike Price $40.00*           600      1,041,000
                                                                    ------------
                                                                       1,829,380
                                                                    ------------
   TOTAL PURCHASED OPTIONS
      (Cost $2,864,890)                                                3,027,273
                                                                    ------------
SHORT-TERM INVESTMENT - 3.2%
   Union Bank, N.A. Money Market
      Fund, 0.020% (A)
      (Cost $823,813)                                     823,813        823,813
                                                                    ------------
   TOTAL INVESTMENTS - 97.8%
      (Cost $21,342,675) +                                          $ 24,591,605
                                                                    ============
WRITTEN OPTION - (0.2) %
OIL, GAS & CONSUMABLE FUELS - (0.2)%
   BP, Put, Expires 01/22/11, Strike Price: $50.00*
      (Premiums received ($88,498))                          (100)  $    (41,000)
                                                                    ------------

Contracts For Difference held by the Fund at January 31, 2010, were as follows:

                                     NUMBER OF                        UNREALIZED
TYPE OF                              CONTRACTS                       APPRECIATION
CONTRACT            COUNTERPARTY   LONG (SHORT)   NOTIONAL AMOUNT   (DEPRECIATION)
--------           -------------   ------------   ---------------   --------------
Altria             Goldman Sachs      120,000       $2,129,326        $ 253,874
BP ADR             Goldman Sachs       20,000        1,101,427           20,973
CVS Caremark       Goldman Sachs       75,000        2,317,559          110,191
DST Systems        Goldman Sachs       30,000        1,192,921          166,979
Express Scripts    Goldman Sachs       (7,000)        (616,067)          29,047
Hess               Goldman Sachs       10,000          584,030           (6,130)
HTC                Goldman Sachs      120,000        1,380,400         (197,153)
Imperial Tobacco   Goldman Sachs       60,000        1,880,474           67,416
SABMiller          Goldman Sachs      (25,000)        (581,965)        (103,466)
Total ADR          Goldman Sachs       20,000        1,214,369          (62,569)
Walgreen           Goldman Sachs      (15,000)        (566,837)          26,086
Western Union      Goldman Sachs       60,000        1,104,118            8,282
                                                                      ---------
                                                                      $ 313,530
                                                                      =========

THE ADVISORS' INNER CIRCLE FUND                    CAMBIAR AGGRESSIVE VALUE FUND
                                                                JANUARY 31, 2010

PERCENTAGES ARE BASED ON NET ASSETS OF $25,479,758.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

LP   - LIMITED PARTNERSHIP

LTD. - LIMITED

AS OF JANUARY 31, 2010, ALL OF THE INVESTMENTS FOR THE FUND ARE LEVEL 1, EXCEPT FOR THE CONTRACTS FOR DIFFERENCE WHICH ARE LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $21,342,675, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,731,078 AND $(482,148), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CMB-QH-010-0500

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010